Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 26,491	$ 14,000	$ 556
Other comprehensive income (loss):
Foreign currency translation adjustments	5,496	(8,370)	11,589
Unrealized gains arising from marketable securities during the period, net of tax			146
Net change	5,496	(8,370)	11,735
Total comprehensive income	31,987	5,630	12,291
Comprehensive income (loss) attributed to non-controlling interests	301	193	(149)
Comprehensive income attributed to redeemable non-controlling interest			43
Comprehensive income adjustment to redeemable non-controlling interest			350
Comprehensive income attributable to Sapiens' shareholders	$ 31,686	$ 5,437	$ 12,047